Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Land acquired on lease	$ 83	$ 98
Contractual commitments for capital expenditure	$ 249	$ 223